Equity - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities [Line Items]
Net Revenue	$ 4,532,633	$ 4,463,009
Net Income	101,450	296,033
Net cash provided by operating activities	140,818	$ 126,891
Total assets	10,202,688		$ 10,343,530
Total liabilities	6,466,195		6,649,799
Total equity	$ 3,736,493		$ 3,693,731